UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   March 14,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: 35,768



List of Other Included Managers:

No.  13F File Number    Name
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGL RESOURCES INC              COM              001204106     2179    59737 SH       SOLE                    59737
AMERICAN ELECTRIC POWER        COM              025537101     2002    57534 SH       SOLE                    57534
CALPINE CORP                   COM              131347304      310    28189 SH       SOLE                    28189
CENTERPOINT ENERGY INC         COM              15189T107     1066    73480 SH       SOLE                    73480
CHESAPEAKE UTILITIES CORP      COM              165303108      299     9335 SH       SOLE                     9335
CMS ENERGY CORP                COM              125896100     1466    93586 SH       SOLE                    93586
COVANTA HOLDING CORP           COM              22282E102      344    19043 SH       SOLE                    19043
EL PASO CORP                   COM              28336L109     1049   106758 SH       SOLE                   106758
EL PASO ELECTRIC               COM              283677854      298    14679 SH       SOLE                    14679
EMCOR GROUP INC                COM              29084Q100      260     9648 SH       SOLE                     9648
EMPIRE DISTRICT ELECTRIC       COM              291641108      498    26613 SH       SOLE                    26613
EQT CORP                       COM              26884L109      508    11576 SH       SOLE                    11576
FIRSTENERGY CORP               COM              337932107     2157    46433 SH       SOLE                    46433
FPL GROUP                      COM              65339F101     1447    27398 SH       SOLE                    27398
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365     1340    46900 SH       SOLE                    46900
NORTHEAST UTILITIES            COM              664397106      568    22037 SH       SOLE                    22037
NORTHWEST NATURAL GAS CO       COM              667655104      831    18443 SH       SOLE                    18443
NORTHWESTERN CORP              COM              668074305     2162    83100 SH       SOLE                    83100
NRG ENERGY INC                 COM              629377508      248    10503 SH       SOLE                    10503
NV ENERGY INC                  COM              67073Y106      588    47527 SH       SOLE                    47527
PG&E CORP                      COM              69331C108      884    19812 SH       SOLE                    19812
PORTLAND GENERAL ELECTRIC CO   COM              736508847      935    45815 SH       SOLE                    45815
PPL CORP                       COM              69351T106     2733    84593 SH       SOLE                    84593
PROGRESS ENERGY INC            COM              743263105     1444    35205 SH       SOLE                    35205
PUBLIC SERVICE ENTERPRISE GRP  COM              744573106     2588    77821 SH       SOLE                    77821
QUANTA SERVICES INC            COM              74762E102      367    17633 SH       SOLE                    17633
SCANA CORP                     COM              80589M102     1347    35758 SH       SOLE                    35758
SEMPRA ENERGY                  COM              816851109     1000    16432 SH       SOLE                    16432
SOUTHERN UNION CO              COM              844030106     1381    60821 SH       SOLE                    60821
SUNPOWER CORP-CLASS B          COM              867652307      390    18635 SH       SOLE                    18635
TECO ENERGY INC                COM              872375100      803    49477 SH       SOLE                    49477
WILLIAMS COS INC               COM              969457100     1096    51973 SH       SOLE                    51973

